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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2003

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 28TH day of APRIL, 2004.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 79
Form 13F-HR Information Table Value Total: $6,335,612.5

ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
30-Sep-03

                     SECURITY                                                                       MARKET VOTING
DATE        QUANTITY  SYMBOL           CUSIP          SECURITY                                       VALUE AUTHORITY
----        --------  ------           -----          --------                                       ----- ---------
LONG COMMON STOCK
-----------------
5/20/03      181700   TFSM.O           901314203      24/7 REAL MEDIA INC                           249800 Sole
9/29/03      385200   AMD.N            007903107      ADVANCED MICRO DEVICES INC                   4999500 Sole
9/9/03      1070000   ARBA.O           04033V104      ARIBA INC                                    3800000 Sole
9/17/03      173100   T.N              001957505      AT&T CORP NEW                                4310000 Sole
7/25/03       44900   ABTL.O           05275N106      AUTOBYTEL.COM INC                             476000 Sole
9/17/03       85600   BDK.N            091797100      BLACK & DECKER CORP                          4055000 Sole
8/25/03     1712000   BRCD.O           111621108      BROCADE COMMUNICATIONS SYSTEMS INC          10440000 Sole
9/25/03       85600   CCU.N            184502102      CLEAR CHANNEL COMM                           3830000 Sole
9/11/03       64200   DE.N             244199105      DEERE & CO                                   3998250 Sole
8/20/03      642000   ELNK.O           270321102      EARTHLINK INC                                6172500 Sole
9/30/03       42800   EMMS.O           291525103      EMMIS BROADCASTING CORP-CL A                 1012000 Sole
9/26/03       64200   FCS.N            303726103      FAIRCHILD SEMICONDUCTOR INTL INC CL A        1243500 Sole
9/9/03        64200   GRMN.O           G37260109      GARMIN LTD                                   3141000 Sole
4/15/03       89900   GMH.N            370442832      GENERAL MOTORS CORP-CL H                     1431000 Sole
9/5/03      1369600   HPQ.N            428236103      HEWLETT PACKARD CO                          30976000 Sole
9/19/03      171300   HD.N             437076102      HOME DEPOT INC                               6370000 Sole
9/26/03      171200   INTC.O           458140100      INTEL CORP                                   5504000 Sole
9/15/03       85600   JNPR.O           48203R104      JUNIPER NETWORKS,INC.                        1500000 Sole
9/19/03       55600   LEA.N            521865105      LEAR CORP                                    3421600 Sole
9/22/03      856000   LU.N             549463107      LUCENT TECHNOLOGIES INC                      2160000 Sole
9/19/03      214000   MXO.N            577729205      MAXTOR CORP                                  3042500 Sole
9/19/03       85600   MSFT.O           594918104      MICROSOFT CORP                               2780000 Sole
9/9/03        85600   NTAP.O           64120L104      NETWORK APPLIANCE INC                        2053000 Sole
9/8/03        85600   NXTL.O           65332V103      NEXTEL COMM INC-CL A                         1971000 Sole
9/26/03      128400   NOK.N            654902204      NOKIA CORP ADR                               2340000 Sole
9/19/03       42800   NSC.N            655844108      NORFOLK SOUTHERN CORP                         925000 Sole
9/25/03       64200   PEP.N            713448108      PEPSICO INC                                  3437250 Sole
9/22/03      363800   RFMD.O           749941100      RF MICRODEVICES INC                          3927000 Sole
9/10/03       64200   STM.N            861012102      ST MICROELECTRONICS                          1803750 Sole
9/15/03       85600   SWFT.O           870756103      SWIFT TRANSPORTATION CO INC                  2269000 Sole
9/19/03       55600   TTWO.O           874054109      TAKE-TWO INTERACTIVE SOFTWARE                2220400 Sole
8/10/00      311400   TSCM.O           88368Q103      THE STREET.COM INC                           1351476 Sole
9/30/03       42800   TRB.N            896047107      TRIBUNE CO NEW                               2295000 Sole
9/26/03       42800   UNTD.O           911268100      UNITED ONLINE INC.                           1739500 Sole
9/24/03      256800   VIAb.N           925524308      VIACOM INC-CL B                             11490000 Sole
7/8/03        68100   VIXL.O           928552108      VIXEL CORPORATION                             570750 Sole
9/18/03      513600   DIS.N            254687106      WALT DISNEY CO HOLDING CO                   12102000 Sole
9/24/03       42800   WON.N            961815107      WESTWOOD ONE,INC.                            1509500 Sole
9/19/03       72700   WMS.N            929297109      WMS INDUSTRIES INC                           1926100 Sole

                                                                                                 58843376

LONG PUTS
---------
9/11/03         857   LXK650V03        LXKVM          PUT  LEXMARK INTL OCT 065                     350000 Sole
9/29/03        1285   MERQ450V03       RQBVI          PUT  MERCURY INTE OCT 045                     262500 Sole
9/30/03        2140   SNE350V03        SNEVG          PUT  SONY CORP    OCT 035 ****              68749.98 Sole
9/23/03         214   SPQ1010V03       SPQVB          PUT .SPX OCT 1010                             623750 Sole
9/19/03        1069   OUJ250V03        OUJVE          PUT FOUNDRY NET OCT 025                       450000 Sole
9/29/03         428   GRMN400V03       GQRVH          PUT GARMIN LTD OCT 40                          51250 Sole
9/26/03        1285   UVA175W03        UVAWW          PUT NVIDIA CORP NOV 17.5                      375000 Sole
9/22/03         856   WM400V03         WMVH           PUT WASHINGTON MUTUAL INC OCT 40              110000 Sole
8/22/03        2141   EDS200V03        EDSVD          PUTS EDS OCT 20                               162500 Sole

                                                                                                  2753750

LONG CALLS
----------
9/5/03          342   OSX900J03        OSXJR          CALL .OSX OCT 90                               50000 Sole
9/10/03        6420   ARBA50K03        IRUKA          CALL ARIBA INC NOV 5                           75000 Sole
9/22/03         856   T225J03          TJX            CALL AT&T CORP    OCT22.50                     27500 Sole
9/25/03        1498   CAT700J03        CATJN          CALL CATERPILLAR  OCT 070                     258125 Sole
7/18/03        5227   CHTR50J03        CUJJA          CALL CHARTER COMMUNICATIONS INC DEL OCT 5      45000 Sole
9/25/03        1712   CCU350J03        CCUJG          CALL CLEAR CHANNE OCT 035                     690000 Sole
9/25/03        4280   CCU400J03        CCUJH          CALL CLEAR CHANNEL COMMUNICATIONS OCT 40      275000 Sole
9/17/03         428   CA250J03         CAJE           CALL COMPUTER ASSOCIATES OCT 025               75000 Sole
9/18/03        2140   ELNK75J03        MQDJU          CALL EARTHLINK    OCT 7.50                    231250 Sole
9/17/03        2569   EK275J03         EKJY           CALL EASTMAN KODK OCT27.50                     15000 Sole
8/1/03          856   EDO200J03        EDOJD          CALL EDO CORP OCT 20                           72500 Sole
9/26/03         643   ERTS900J03       EZQJR          CALL ELECTR ARTS  OCT 090                     296250 Sole
8/28/03         856   FBN300J03        FBNJF          CALL FURNITURE BRANDS INTERNATIONAL OCT 30     25000 Sole
9/25/03        9845   HHY200K03        HHYKD          CALL HEWLETT PACK NOV 020                    1121250 Sole
9/18/03       12841   HHY225K03        HHYKX          CALL HEWLETT PACK NOV22.50                    450000 Sole
9/8/03        11128   HHY200J03        HHYJD          CALL HEWLETT PACK OCT 020                     520000 Sole
9/19/03        1283   IBM950J03        IBMJS          CALL IBM          OCT 095                      63750 Sole
9/17/03        5992   INTC300J03       INQJF          CALL INTEL CORP   OCT 030                     175000 Sole
9/25/03        1070   IACI350J03       QTHJG          CALL INTERACTIVE  OCT 035                      68750 Sole
9/23/03        1070   IBM900J03        IBMJR          CALL INTERNATIONAL BUSINESS OCT 90            206250 Sole
9/12/03        4281   LRCX300J03       LMQJF          CALL LAM RESEARCH OCT 030                      25000 Sole
9/2/03         1284   MSFT275J03       MSQJY          CALL MICROSOFT CP OCT27.50                    146250 Sole
9/8/03         2568   NXTL200J03       FQCJD          CALL NEXTEL COMMU OCT 020                     195000 Sole
9/26/03        6848   NOK150J03        NOKJC          CALL NOKIA CORP   OCT 015                     740000 Sole
8/25/03        9411   NOK175J03        NOKJW          CALL NOKIA CORP   OCT17.50                   82462.5 Sole
9/24/03         856   PCLN300J03       PUZJF          CALL PRICELINE.CO OCT 030                     162500 Sole
9/8/03          783   SGP150J03        SGPJC          CALL SCHERING PLOUGH CORP OCT 15               54900 Sole
7/23/03        6597   SUNW40J03        SUQJH          CALL SUN MICROSYSTEMS INC OCT 4                37500 Sole
9/29/03         300   UNTD350J03                      CALL UNITED ONLINE INC OCT 35                  72625 Sole
9/19/03         856   UTSI350J03       UONJG          CALL UTSTARCOM INC OCT 35                      70000 Sole
9/5/03         1497   ZRAN250J03       ZUOJE          CALL ZORAN CORP OCT 25                          8750 Sole

                                                                                                 6335612.5